REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Feb. 13, 2015	Mar. 28, 2014	Dec. 31, 2015	Feb. 17, 2015	Dec. 31, 2014	Apr. 09, 2014	Dec. 31, 2013	Dec. 31, 2012
REGULATORY MATTERS [Abstract]
Undivided profits			$ (10,100)
Maximum percentage of allowance for loan losses and allowance for unfunded lending commitments			1.25%
Request for approval to transfer capital from bank to parent entity	$ 18,500	$ 15,000
Transfer of capital from bank to the parent company				$ 18,500		$ 15,000
Components of regulatory capital [Abstract]
Total shareholders' equity			$ 251,092		$ 250,371		$ 231,581	$ 134,975
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes			(6,036)		(5,636)
Intangible assets			(2,280)		(2,627)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital			278,170		265,163
Minimum for Adequately Capitalized Institutions, Amount			$ 133,668		$ 117,427
Actual, Ratio			16.65%		18.06%
Minimum for Adequately Capitalized Institutions, Ratio			8.00%		8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			$ 257,050		$ 246,628
Minimum for Adequately Capitalized Institutions, Amount			$ 100,251		$ 58,714
Actual, Ratio			15.38%		16.80%
Minimum for Adequately Capitalized Institutions, Ratio			6.00%		4.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			$ 239,271		$ 212,128
Minimum for Adequately Capitalized Institutions, Amount			$ 75,188
Actual, Ratio			14.32%
Minimum for Adequately Capitalized Institutions, Ratio			4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital			$ 257,050		246,628
Minimum for Adequately Capitalized Institutions, Amount			$ 94,217		$ 88,206
Actual, Ratio			10.91%		11.18%
Minimum for Adequately Capitalized Institutions, Ratio			4.00%		4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity			$ 251,092		$ 250,371
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes			238		5,636
Intangible assets			(912)		(2,627)
Disallowed deferred tax assets			(11,147)		(40,500)
Disallowed capitalized mortgage loan servicing rights			0		(752)
Common equity tier 1 capital			239,271		212,128
Qualifying trust preferred securities			34,500		34,500
Disallowed deferred tax assets			(16,721)		0
Tier 1 capital			257,050		246,628
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets			21,120		18,535
Total risk-based capital			278,170		265,163
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital			261,894		247,883
Minimum for Adequately Capitalized Institutions, Amount			133,514		117,374
Minimum for Well Capitalized Institutions, Amount			$ 166,893		$ 146,718
Actual, Ratio			15.69%		16.90%
Minimum for Adequately Capitalized Institutions, Ratio			8.00%		8.00%
Minimum for Well-Capitalized Institutions, Ratio			10.00%		10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			$ 240,867		$ 229,361
Minimum for Adequately Capitalized Institutions, Amount			100,136		58,687
Minimum for Well-Capitalized Institutions, Amount			$ 133,514		$ 88,031
Actual, Ratio			14.43%		15.63%
Minimum for Adequately Capitalized Institutions, Ratio			6.00%		4.00%
Minimum for Well Capitalized Institutions, Ratio			8.00%		6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			$ 240,867		$ 229,361
Minimum for Adequately Capitalized Institutions, Amount			75,102
Minimum for Well-Capitalized Institutions, Amount			$ 108,480
Actual, Ratio			14.43%
Minimum for Adequately Capitalized Institutions, Ratio			4.50%
Minimum for Well Capitalized Institutions, Ratio			6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital			$ 240,867		229,361
Minimum for Adequately Capitalized Institutions, Amount			94,145		87,687
Minimum for Well-Capitalized Institutions, Amount			$ 117,682		$ 109,609
Actual, Ratio			10.23%		10.46%
Minimum for Adequately Capitalized Institutions, Ratio			4.00%		4.00%
Minimum for Well-Capitalized Institutions, Ratio			5.00%		5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity			$ 259,947		$ 257,832
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes			238		5,636
Intangible assets			(912)		(2,627)
Disallowed deferred tax assets			(18,406)		(30,728)
Disallowed capitalized mortgage loan servicing rights			0		(752)
Common equity tier 1 capital			240,867		229,361
Qualifying trust preferred securities			0		0
Disallowed deferred tax assets			0		0
Tier 1 capital			240,867		229,361
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets			21,027		18,522
Total risk-based capital			$ 261,894		$ 247,883